Business Segments (Details) - USD ($) $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Reportable Segment Information
Revenue from Contracts with Customers									$ 15,561.4	$ 16,195.7	$ 15,424.9
Sales to AEP Affiliates									0.0	0.0	0.0
Total Revenues	$ 3,616.0	$ 4,315.0	$ 3,573.6	$ 4,056.8	$ 3,801.1	$ 4,333.1	$ 4,013.2	$ 4,048.3	15,561.4	16,195.7	15,424.9
Asset Impairments and Other Related Charges									156.4	70.6	87.1
Utilities Operating Expense, Depreciation and Amortization									2,514.5	2,286.6	1,997.2
Allowance for Equity Funds Used During Construction									168.4	132.5	93.7
Interest Expense									1,072.5	984.4	895.0
Income Tax Expense (Benefit)									(12.9)	115.3	969.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries									72.1	73.1	82.4
NET INCOME (LOSS)	152.7	733.9	459.1	574.1	364.8	579.7	530.1	456.7	1,919.8	1,931.3	1,928.9
Gross Property Additions									6,969.8	6,325.5	5,698.1
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	79,145.7				73,085.2				79,145.7	73,085.2
Accumulated Depreciation and Amortization	19,007.6				17,986.1				19,007.6	17,986.1
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	60,138.1				55,099.1				60,138.1	55,099.1
Total Assets	75,892.3				68,802.8				75,892.3	68,802.8	64,729.1
Investments in Equity Method Investees	1,356.6				846.2				1,356.6	846.2
Affiliated Long Term Debt Current	0.0								0.0
Long-term Debt Due Within One Year	1,598.7				1,698.5				1,598.7	1,698.5
Long-term Debt - Affiliated	0.0				0.0				0.0	0.0
Long-term Debt	25,126.8				21,648.2				25,126.8	21,648.2
Total Long-term Debt Outstanding	26,725.5				23,346.7				26,725.5	23,346.7
AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									1,042.1	832.0
Sales to AEP Affiliates									806.7	598.9	568.1
Total Revenues	251.3	259.7	266.9	243.5	189.9	194.4	200.1	191.7	1,021.4	776.1	706.9
Utilities Operating Expense, Depreciation and Amortization									176.0	133.9	95.7
Interest Income									3.0	2.5	1.2
Allowance for Equity Funds Used During Construction									84.3	70.6	49.0
Interest Expense									97.4	83.2	70.2
Income Tax Expense (Benefit)									117.4	84.1	142.2
NET INCOME (LOSS)	91.8	$ 107.6	$ 136.0	$ 104.3	71.7	$ 78.1	$ 82.0	$ 84.1	439.7	315.9	270.7
Gross Property Additions									1,419.5	1,570.8	1,522.5
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	9,893.2				8,268.1				9,893.2	8,268.1
Accumulated Depreciation and Amortization	402.3				271.9				402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,490.9				7,996.2				9,490.9	7,996.2
Notes Receivable, Related Parties	0.0				0.0				0.0	0.0
Total Assets	9,890.8				8,394.1				9,890.8	8,394.1	7,082.1
Long-term Debt Due Within One Year	0.0				85.0				0.0	85.0
Long-term Debt	3,427.3				2,738.0				3,427.3	2,738.0
Total Long-term Debt Outstanding	3,427.3				2,823.0				3,427.3	2,823.0
Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers									9,245.7	9,556.7	9,095.1
Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									4,319.0	4,552.3	4,328.9
Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									214.6	177.0	138.0
Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									1,721.8	1,818.1	1,771.4
Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									274.9	268.6	229.5
Total Revenues									61.7	25.0
Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.1	0.2	0.8
Total Revenues									0.0	0.0
Reconciling Adjustments [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.0	0.0	0.0
Sales to AEP Affiliates									(1,314.8)	(942.4)	(949.0)
Total Revenues									(1,314.8)	(942.4)	(949.0)
Asset Impairments and Other Related Charges									0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									24.5	57.1	60.5
Interest Expense									(66.1)	(59.7)	(44.3)
Income Tax Expense (Benefit)									0.0	0.0	0.0
Equity Earnings (Loss) of Unconsolidated Subsidiaries									0.0	0.0	0.0
NET INCOME (LOSS)									0.0	0.0	0.0
Gross Property Additions									(20.4)	(39.2)	(90.4)
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	(354.5)				(354.6)				(354.5)	(354.6)
Accumulated Depreciation and Amortization	(186.4)				(186.5)				(186.4)	(186.5)
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	(168.1)				(168.1)				(168.1)	(168.1)
Total Assets	(3,801.3)				(2,714.8)				(3,801.3)	(2,714.8)	(3,022.0)
Investments in Equity Method Investees	0.0				0.0				0.0	0.0
Affiliated Long Term Debt Current	(20.0)								(20.0)
Long-term Debt Due Within One Year	0.0				0.0				0.0	0.0
Long-term Debt - Affiliated	(39.0)				(82.2)				(39.0)	(82.2)
Long-term Debt	0.0				0.0				0.0	0.0
Total Long-term Debt Outstanding	(59.0)				(82.2)				(59.0)	(82.2)
Reconciling Adjustments [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.0	0.0	0.0
Sales to AEP Affiliates									0.0	0.0	0.0
Total Revenues									0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									0.0	0.0	0.0
Interest Income									(122.1)	(103.4)	(82.4)
Allowance for Equity Funds Used During Construction									0.0	0.0	0.0
Interest Expense									(122.1)	(103.4)	(82.4)
Income Tax Expense (Benefit)									0.0	0.0	0.0
NET INCOME (LOSS)									0.0	0.0	0.0
Gross Property Additions									0.0	0.0	0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	0.0				0.0				0.0	0.0
Accumulated Depreciation and Amortization	0.0				0.0				0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	0.0				0.0				0.0	0.0
Notes Receivable, Related Parties	(3,427.3)				(2,823.0)				(3,427.3)	(2,823.0)
Total Assets	(3,493.3)				(2,869.8)				(3,493.3)	(2,869.8)	(2,594.9)
Total Long-term Debt Outstanding	(3,465.0)				(2,850.0)				(3,465.0)	(2,850.0)
Reconciling Adjustments [Member] | Other Revenues [Member]
Reportable Segment Information
Sales to AEP Affiliates										98.0
Total Revenues									(139.3)	(98.0)
Reconciling Adjustments [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.0	0.0	0.0
Vertically Integrated Utilities [Member]
Reportable Segment Information
Sales to AEP Affiliates									121.4	88.8	96.9
Total Revenues									9,367.1	9,645.5	9,192.0
Asset Impairments and Other Related Charges									92.9	3.4	33.6
Utilities Operating Expense, Depreciation and Amortization									1,447.0	1,316.2	1,142.5
Interest Expense									568.3	567.8	540.0
Income Tax Expense (Benefit)									(97.7)	5.7	425.6
Equity Earnings (Loss) of Unconsolidated Subsidiaries									3.0	2.7	(3.8)
NET INCOME (LOSS)									985.6	995.5	803.3
Gross Property Additions									2,437.4	2,282.2	2,343.2
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	47,323.7				45,365.1				47,323.7	45,365.1
Accumulated Depreciation and Amortization	14,580.4				13,822.5				14,580.4	13,822.5
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	32,743.3				31,542.6				32,743.3	31,542.6
Total Assets	41,228.8				38,874.3				41,228.8	38,874.3	37,579.7
Investments in Equity Method Investees	41.7				39.6				41.7	39.6
Affiliated Long Term Debt Current	20.0								20.0
Long-term Debt Due Within One Year	704.7				1,066.3				704.7	1,066.3
Long-term Debt - Affiliated	39.0				50.0				39.0	50.0
Long-term Debt	12,162.0				11,442.7				12,162.0	11,442.7
Total Long-term Debt Outstanding	12,925.7				12,559.0				12,925.7	12,559.0
Vertically Integrated Utilities [Member] | Vertically Integrated Utilities [Member]
Reportable Segment Information
Revenue from Contracts with Customers									9,245.7	9,556.7	9,095.1
Vertically Integrated Utilities [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues									0.0	(10.5)
Transmission and Distribution Companies [Member]
Reportable Segment Information
Sales to AEP Affiliates									163.5	100.8	90.4
Total Revenues									4,482.5	4,653.1	4,419.3
Asset Impairments and Other Related Charges									32.5	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									789.5	734.1	667.5
Interest Expense									243.3	248.1	244.1
Income Tax Expense (Benefit)									(25.2)	42.4	127.2
Equity Earnings (Loss) of Unconsolidated Subsidiaries									0.0	0.0	0.0
NET INCOME (LOSS)									451.0	527.4	636.4
Gross Property Additions									2,074.3	2,162.4	1,558.4
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	19,773.3				18,126.7				19,773.3	18,126.7
Accumulated Depreciation and Amortization	3,911.2				3,833.7				3,911.2	3,833.7
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	15,862.1				14,293.0				15,862.1	14,293.0
Total Assets	18,757.5				17,083.4				18,757.5	17,083.4	16,060.7
Investments in Equity Method Investees	2.5				2.9				2.5	2.9
Affiliated Long Term Debt Current	0.0								0.0
Long-term Debt Due Within One Year	392.2				549.1				392.2	549.1
Long-term Debt - Affiliated	0.0				0.0				0.0	0.0
Long-term Debt	6,248.1				5,048.8				6,248.1	5,048.8
Total Long-term Debt Outstanding	6,640.3				5,597.9				6,640.3	5,597.9
Transmission and Distribution Companies [Member] | Transmission and Distribution Utilities Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									4,319.0	4,552.3	4,328.9
Transmission and Distribution Companies [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues									150.0	102.3
AEP Transmission Holdco
Reportable Segment Information
Sales to AEP Affiliates									813.0	555.5	588.3
Total Revenues									1,073.2	804.1	766.7
Asset Impairments and Other Related Charges									0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									183.4	137.8	102.2
Interest Expense									103.3	90.7	72.8
Income Tax Expense (Benefit)									136.2	95.3	189.8
Equity Earnings (Loss) of Unconsolidated Subsidiaries									72.8	68.7	88.6
NET INCOME (LOSS)									520.1	373.0	355.6
Gross Property Additions									1,458.9	1,614.1	1,542.8
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	10,334.0				8,659.5				10,334.0	8,659.5
Accumulated Depreciation and Amortization	418.9				282.8				418.9	282.8
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,915.1				8,376.7				9,915.1	8,376.7
Total Assets	11,143.5				9,543.7				11,143.5	9,543.7	8,141.8
Investments in Equity Method Investees	787.5				750.9				787.5	750.9
Affiliated Long Term Debt Current	0.0								0.0
Long-term Debt Due Within One Year	0.0				85.0				0.0	85.0
Long-term Debt - Affiliated	0.0				0.0				0.0	0.0
Long-term Debt	3,593.8				2,888.6				3,593.8	2,888.6
Total Long-term Debt Outstanding	3,593.8				2,973.6				3,593.8	2,973.6
AEP Transmission Holdco | Transmission [Member]
Reportable Segment Information
Revenue from Contracts with Customers									260.2	248.6	178.4
Generation and Marketing [Member]
Reportable Segment Information
Sales to AEP Affiliates									135.8	122.2	103.7
Total Revenues									1,857.6	1,940.3	1,875.1
Asset Impairments and Other Related Charges									31.0	47.7	53.5
Utilities Operating Expense, Depreciation and Amortization									69.5	41.0	24.2
Interest Expense									30.0	14.9	18.5
Income Tax Expense (Benefit)									(53.8)	(49.2)	189.7
Equity Earnings (Loss) of Unconsolidated Subsidiaries									(3.8)	0.5	0.0
NET INCOME (LOSS)									104.1	134.7	166.0
Gross Property Additions									1,005.1	289.7	328.5
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	1,650.8				893.3				1,650.8	893.3
Accumulated Depreciation and Amortization	99.0				47.0				99.0	47.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	1,551.8				846.3				1,551.8	846.3
Total Assets	3,123.8				1,979.7				3,123.8	1,979.7	2,009.8
Investments in Equity Method Investees	459.5				26.7				459.5	26.7
Affiliated Long Term Debt Current	0.0								0.0
Long-term Debt Due Within One Year	0.0				0.1				0.0	0.1
Long-term Debt - Affiliated	0.0				32.2				0.0	32.2
Long-term Debt	0.0				(0.3)				0.0	(0.3)
Total Long-term Debt Outstanding	0.0				32.0				0.0	32.0
Generation and Marketing [Member] | Generation and Marketing Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									1,721.8	1,818.1	1,771.4
Generation and Marketing [Member] | Other Revenues [Member]
Reportable Segment Information
Total Revenues									59.9	22.3
All Other [Member]
Reportable Segment Information
Sales to AEP Affiliates									81.1	75.1	69.7
Total Revenues									95.8	95.1	120.8
Asset Impairments and Other Related Charges									0.0	19.5	0.0
Utilities Operating Expense, Depreciation and Amortization									0.6	0.4	0.3
Interest Expense									193.7	122.6	63.9
Income Tax Expense (Benefit)									27.6	21.1	37.4
Equity Earnings (Loss) of Unconsolidated Subsidiaries									0.1	1.2	(2.4)
NET INCOME (LOSS)									(141.0)	(99.3)	(32.4)
Gross Property Additions									14.5	16.3	15.6
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	418.4				395.2				418.4	395.2
Accumulated Depreciation and Amortization	184.5				186.6				184.5	186.6
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	233.9				208.6				233.9	208.6
Total Assets	5,440.0				4,036.5				5,440.0	4,036.5	3,959.1
Investments in Equity Method Investees	65.4				26.1				65.4	26.1
Affiliated Long Term Debt Current	0.0								0.0
Long-term Debt Due Within One Year	501.8				(2.0)				501.8	(2.0)
Long-term Debt - Affiliated	0.0				0.0				0.0	0.0
Long-term Debt	3,122.9				2,268.4				3,122.9	2,268.4
Total Long-term Debt Outstanding	3,624.7				2,266.4				3,624.7	2,266.4
All Other [Member] | Other Revenues [Member]
Reportable Segment Information
Revenue from Contracts with Customers									14.7	20.0	51.1
Total Revenues									(8.9)	8.9
State Transcos [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates									806.7	598.9	568.1
Total Revenues									1,021.4	776.1	706.9
Utilities Operating Expense, Depreciation and Amortization									176.0	133.9	95.7
Interest Income									1.3	1.3	0.7
Allowance for Equity Funds Used During Construction									84.3	70.6	49.0
Interest Expense									97.4	83.2	70.2
Income Tax Expense (Benefit)									117.1	83.9	142.0
NET INCOME (LOSS)									438.6	314.9	270.4
Gross Property Additions									1,419.5	1,570.8	1,522.5
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	9,893.2				8,268.1				9,893.2	8,268.1
Accumulated Depreciation and Amortization	402.3				271.9				402.3	271.9
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	9,490.9				7,996.2				9,490.9	7,996.2
Notes Receivable, Related Parties	0.0				0.0				0.0	0.0
Total Assets	9,865.0				8,406.8				9,865.0	8,406.8	7,086.9
Total Long-term Debt Outstanding	3,465.0				2,850.0				3,465.0	2,850.0
State Transcos [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									214.6	177.0	138.0
State Transcos [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.1	0.2	0.8
AEPTCo Parent [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Sales to AEP Affiliates									0.0	0.0	0.0
Total Revenues									0.0	0.0	0.0
Utilities Operating Expense, Depreciation and Amortization									0.0	0.0	0.0
Interest Income									123.8	104.6	82.9
Allowance for Equity Funds Used During Construction									0.0	0.0	0.0
Interest Expense									122.1	103.4	82.4
Income Tax Expense (Benefit)									0.3	0.2	0.2
NET INCOME (LOSS)									1.1	1.0	0.3
Gross Property Additions									0.0	0.0	0.0
Balance Sheet Information
Property, Plant and Equipment, Gross, Period Increase (Decrease)	0.0				0.0				0.0	0.0
Accumulated Depreciation and Amortization	0.0				0.0				0.0	0.0
TOTAL PROPERTY, PLANT AND EQUIPMENT - NET	0.0				0.0				0.0	0.0
Notes Receivable, Related Parties	3,427.3				2,823.0				3,427.3	2,823.0
Total Assets	3,519.1				2,857.1				3,519.1	2,857.1	2,590.1
Total Long-term Debt Outstanding	$ 3,427.3				$ 2,823.0				3,427.3	2,823.0
AEPTCo Parent [Member] | Transmission [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									0.0	0.0	0.0
AEPTCo Parent [Member] | Other Revenues [Member] | AEP Transmission Co [Member]
Reportable Segment Information
Revenue from Contracts with Customers									$ 0.0	$ 0.0	$ 0.0